Angel Oak Mortgage Trust 2021-1 ABS-15G

Exhibit 99.14

Client Name:
Client Project Name:	AOMT 2021-1
Start - End Dates:	10/4/2018 - 11/9/2018
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2021010246	XXXXXX	PA	(No Data)	ATR/QM: Not Applicable	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing updated Valuation to support appraised value.	10.15.18 Lender provided XXX Review reflecting supported value.	10.15.18 Exception Satisfied.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has XXX at current residence

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post Close Reserves $41,243.26 - 30.72 months reserves - 6 months reserves ($1,342.58 x 6 = $8,055.48) Surplus $33,187.78

2021010014	XXXXXX	GA	QM: Safe Harbor	QM: Safe Harbor	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	Credit	Terms/Guidelines	Waived	B	B	B	B	CRDTER127	Payment shock does not meet guidelines	No	Payment shock exceeds 250%, current shows 302%.	Client provide an approved exception request for payment shock	Final Grade B	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Qualifying credit score of 730 exceeds required score of 720 by 10 points.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been XXX  for over  33 years.

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  Credit report in file shows no history of late payments.

2021010014	XXXXXX	GA	QM: Safe Harbor	QM: Safe Harbor	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	Property Valuations	Appraisal	Waived	B	B	B	B	PRVAAPPR237	Appraisal is stale dated without recertification in file	No	Appraisal in file dated XXX, which is over 90 days.	Client provided an approved exception request for credit greater than 90 days.	11/13/2018- After further review by Senior Underwriter, exception downgraded to Non-Material. Borrowers credit profile supported willingness and ability to repay. XXX allow credit report to be 120 days- compensating factors such as Borrower's current employment and Co-Borrower's current employment. 2.40% and reserves 17.60.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Qualifying credit score of 730 exceeds required score of 720 by 10 points.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been XXX  for over  33 years.

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  Credit report in file shows no history of late payments.